Warrants and Options Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Warrants and Options Disclosure

NOTE 11 - WARRANTS AND OPTIONS

On October 29, 2012, our stockholders approved the 2012 Stock Incentive Plan (the “Plan”) that governs equity awards to our management, employees, directors and consultants. On November 7, 2013, our stockholders approved an amendment to the Plan which increased the total authorized amount of common stock issuable under the Plan from 3,000,000 to 6,000,000 shares.

During 2013 the Company granted 322,000 options to officers, employees and directions to purchase shares of common stock at an exercise price of $0.50 per share, with grant date fair values of $0.77 to $1.36. The options vest ratably on an annual basis over one to three years. The options expire ten years from grant date.

During 2014 the Company granted 3,006,000 options to officers, employees and directors to purchase shares of common stock at an exercise price of $0.50 per share, with grant date fair values of $0.51 to $1.87. The options vest ratably on an annual basis over three years. The options expire ten years from grant date.

On March 11, 2015, the Board of Directors approved a private placement offering (the “Offering”) comprised of a unit (the “Unit”). Each Unit consists of one share of the Company’s common stock and one three-year warrant to purchase one share of the Company’s common stock. During the twelve months ended December 31, 2015, the Company sold 350,000 units under this offering.

During 2015 the Company granted 91,250 options to employees to purchase shares of common stock at an exercise price of $0.50 per share, with grant date fair values of $0.18 to $0.35. The options vest ratably on an annual basis over three years, and expire ten years from grant date. In 2015, 73,750 of these shares were cancelled.  Also in 2015, options for the purchase of 750,000 shares were granted to directors of the Company at an exercise price of $0.13 per share, with grant date fair values of $0.13. These options vest in full one year from grant date, have a ten-year expiration, and were granted outside of the Company’s 2012 Stock Plan.

The estimated fair values of options granted during 2015, 2014 and 2013 were calculated using the following assumptions:

	2015	2014	2013
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	94.42% to 188.60%	76.71% to 86.26%	63.64% to 72.80%
Risk free interest rate	1.43% to 1.74%	1.49% to 1.78%	0.77% to 1.66%
Expected term, in years	6.0	6.0	5.5 to 6.0

The following is a summary of the status of all of the Company’s stock warrants and options as of December 31, 2015:

	Number of Warrants and Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2013	2,976,000
Granted	2,392,500	-
Exercised	-	-
Forfeited/Cancelled	(1,657,666)	-
Outstanding at December 31, 2014	3,710,834	$ 0.534	7.09
Exercisable at December 31, 2014	2,368,334	$ 0.553	6.33

Outstanding at December 31, 2014	3,710,834
Granted	1,191,250	-
Exercised	-	-
Forfeited/Cancelled	(1,462,084)	-
Outstanding at December 31, 2015	3,590,000	$ 0.442	7.38
Exercisable at December 31, 2015	2,194,167	$ 0.557	6.15